INCOME AND OTHER TAXES (Tables)	12 Months Ended
Feb. 02, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Provision (Benefit) for Income Taxes from Continuing Operations
The provision (benefit) for income taxes from continuing operations consisted of the following for the respective periods:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Current:
Federal	$52	$(139)
State/local	111	46
Foreign	599	322
Current	762	229
Deferred:
Federal	(2,368)	(1,510)
State/local	(139)	(105)
Foreign	(98)	(34)
Deferred	(2,605)	(1,649)
Provision (benefit) for income taxes	$(1,843)	$(1,420)

Schedule of Income (Loss) from Continuing Operations Before Income Taxes
The Company's income (loss) from continuing operations before income taxes consisted of the following for the respective periods:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Domestic	$(5,995)	$(6,698)
Foreign	1,226	2,204
Loss from continuing operations before income taxes	$(4,769)	$(4,494)

Reconciliation of Income Tax Benefit from Continuing Operations to the Statutory U.S. Federal Tax Rate
A reconciliation of the Company's income tax benefit from continuing operations to the statutory U.S. federal tax rate is as follows:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
U.S. federal statutory rate	33.7%	35.0%
State income taxes, net of federal tax benefit	2.9	2.9
Tax impact of foreign operations	(7.6)	(3.4)
Change in valuation allowance impacting tax rate and non-deductible operating losses	(1.8)	(1.1)
U.S. Tax Reform	11.6	—
IRS tax audit settlement	—	6.6
Vendor and other settlements	0.4	0.6
Non-deductible transaction-related costs	—	(2.6)
Other	(0.6)	(6.4)
Total	38.6%	31.6%

Schedule of Components of Net Deferred Tax Assets (Liabilities)
The components of the Company's net deferred tax assets (liabilities) were as follows as of February 2, 2018 and February 3, 2017:

	February 2, 2018	February 3, 2017
	(in millions)
Deferred tax assets:
Deferred revenue and warranty provisions	$1,022	$1,471
Provisions for product returns and doubtful accounts	95	107
Credit carryforwards	540	511
Loss carryforwards	509	372
Operating and compensation related accruals	604	765
Other	158	304
Deferred tax assets	2,928	3,530
Valuation allowance	(777)	(709)
Deferred tax assets, net of valuation allowance	2,151	2,821
Deferred tax liabilities:
Leasing and financing	(178)	(109)
Property and equipment	(483)	(743)
Acquired intangibles	(4,004)	(7,281)
Other	(344)	(131)
Deferred tax liabilities	(5,009)	(8,264)
Net deferred tax assets (liabilities)	$(2,858)	$(5,443)

Summary of Net Operating Loss Carryforwards, Tax Credit Carryforwards, and Other Deferred Tax Assets with Related Valuation Allowances Recognized
The tables below summarize the net operating loss carryforwards, tax credit carryforwards, and other deferred tax assets with related valuation allowances recognized as of February 2, 2018 and February 3, 2017:

	February 2, 2018
	Deferred Tax Assets	Valuation Allowance	Net Deferred Tax Assets	First Year Expiring
	(in millions)
Credit carryforwards	$540	$(366)	$174	Fiscal 2019
Loss carryforwards	509	(279)	230	Fiscal 2019
Other deferred tax assets	1,879	(132)	1,747	NA
Total	$2,928	$(777)	$2,151

	February 3, 2017
	Deferred Tax Assets	Valuation Allowance	Net Deferred Tax Assets	First Year Expiring
	(in millions)
Credit carryforwards	$511	$(406)	$105	Fiscal 2018
Loss carryforwards	372	(205)	167	Fiscal 2018
Other deferred tax assets	2,647	(98)	2,549	NA
Total	$3,530	$(709)	$2,821

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the Company's beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Balance, beginning of year	$2,752	$2,479
Unrecognized tax benefits assumed through EMC merger transaction	—	558
Increases related to tax positions of the current year	155	116
Increases related to tax position of prior years	98	227
Reductions for tax positions of prior years	(90)	(379)
Lapse of statute of limitations	(34)	(30)
Audit settlements	(14)	(219)
Balance, end of year	$2,867	$2,752